Segment Reporting (Details) - Schedule of revenues - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES:
Application development services	[1]	$ 21,985,214	$ 15,720,676	$ 20,037,861
Consulting and technical support services		3,797,354	3,307,662	2,390,948
Subscription services		881,443	1,066,720	723,458
Total revenues		$ 26,664,011	$ 20,095,058	$ 23,152,267

[1]	For the year ended December 31, 2020 and 2019, certain application development service arrangements included sales of IT equipment. Such revenue of $6,299,982 and $1,554,428 was included in the application development service revenue for years ended December 31, 2020 and 2019, respectively.